Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.59%
Advertising–0.37%
Interpublic Group of Cos., Inc. (The)	392,694	$13,033,514
Omnicom Group, Inc.	198,127	13,335,928
		26,369,442
Aerospace & Defense–1.87%
Boeing Co. (The)(b)	67,521	13,359,030
General Dynamics Corp.	70,435	13,310,102
Howmet Aerospace, Inc.(c)	454,831	12,794,396
Huntington Ingalls Industries, Inc.	71,650	12,718,592
L3Harris Technologies, Inc.	61,304	12,817,440
Lockheed Martin Corp.	41,054	13,684,119
Northrop Grumman Corp.	40,101	13,987,229
Raytheon Technologies Corp.	171,082	13,843,956
Textron, Inc.	201,273	14,250,128
TransDigm Group, Inc.(b)	23,683	13,689,958
		134,454,950
Agricultural & Farm Machinery–0.19%
Deere & Co.	39,110	13,514,069
Agricultural Products–0.21%
Archer-Daniels-Midland Co.	237,098	14,749,867
Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.(c)	160,631	15,274,402
Expeditors International of Washington, Inc.	112,912	13,732,357
FedEx Corp.	55,134	12,701,220
United Parcel Service, Inc., Class B	73,475	14,575,236
		56,283,215
Airlines–0.91%
Alaska Air Group, Inc.(b)	253,161	12,296,030
American Airlines Group, Inc.(b)(c)	749,331	13,255,665
Delta Air Lines, Inc.(b)	360,768	13,059,801
Southwest Airlines Co.(b)	296,447	13,162,247
United Airlines Holdings, Inc.(b)(c)	320,249	13,533,723
		65,307,466
Alternative Carriers–0.20%
Lumen Technologies, Inc.	1,186,285	14,638,757
Apparel Retail–0.76%
Bath & Body Works, Inc.	223,127	16,763,531
Gap, Inc. (The)	595,131	9,837,515
Ross Stores, Inc.	125,873	13,731,486
TJX Cos., Inc. (The)	206,182	14,309,031
		54,641,563
Apparel, Accessories & Luxury Goods–1.16%
Hanesbrands, Inc.(c)	758,538	12,250,389
PVH Corp.	130,118	13,894,000
Ralph Lauren Corp.	126,075	14,629,743
Tapestry, Inc.	350,872	14,076,985
Under Armour, Inc., Class A(b)	327,954	7,736,435
Under Armour, Inc., Class C(b)	341,637	6,856,654
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
VF Corp.	200,138	$14,355,899
		83,800,105
Application Software–2.36%
Adobe, Inc.(b)	21,549	14,434,598
ANSYS, Inc.(b)	38,007	14,878,980
Autodesk, Inc.(b)	49,923	12,689,927
Cadence Design Systems, Inc.(b)	85,094	15,100,781
Ceridian HCM Holding, Inc.(b)	129,265	14,141,591
Citrix Systems, Inc.	132,005	10,617,162
Intuit, Inc.	25,026	16,324,460
Paycom Software, Inc.(b)	29,854	13,060,528
PTC, Inc.(b)	113,038	12,386,704
salesforce.com, inc.(b)	55,209	15,732,357
Synopsys, Inc.(b)	42,707	14,563,087
Tyler Technologies, Inc.(b)	30,105	15,623,893
		169,554,068
Asset Management & Custody Banks–1.59%
Ameriprise Financial, Inc.	53,236	15,417,146
Bank of New York Mellon Corp. (The)	273,547	14,987,640
BlackRock, Inc.	15,491	14,013,313
Franklin Resources, Inc.	453,378	14,689,447
Invesco Ltd.(d)	577,229	12,889,524
Northern Trust Corp.	126,164	14,597,175
State Street Corp.	162,173	14,428,532
T. Rowe Price Group, Inc.	65,557	13,108,122
		114,130,899
Auto Parts & Equipment–0.42%
Aptiv PLC(b)	96,967	15,548,658
BorgWarner, Inc.	331,307	14,338,967
		29,887,625
Automobile Manufacturers–0.84%
Ford Motor Co.	1,119,860	21,490,114
General Motors Co.(b)(e)	286,923	16,604,234
Tesla, Inc.(b)	19,286	22,077,841
		60,172,189
Automotive Retail–0.87%
Advance Auto Parts, Inc.	70,988	15,668,471
AutoZone, Inc.(b)	9,157	16,638,910
CarMax, Inc.(b)	105,550	14,908,938
O’Reilly Automotive, Inc.(b)	23,971	15,297,333
		62,513,652
Biotechnology–1.47%
AbbVie, Inc.	133,106	15,344,460
Amgen, Inc.	66,432	13,211,996
Biogen, Inc.(b)	47,362	11,165,118
Gilead Sciences, Inc.	200,025	13,787,723
Incyte Corp.(b)	199,660	13,520,975
Moderna, Inc.(b)	31,598	11,136,083
Regeneron Pharmaceuticals, Inc.(b)	21,829	13,894,814

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	75,303	$14,077,143
		106,138,312
Brewers–0.19%
Molson Coors Beverage Co., Class B	311,605	13,847,726
Broadcasting–0.53%
Discovery, Inc., Class A(b)(c)	200,084	4,655,955
Discovery, Inc., Class C(b)	356,423	8,094,366
Fox Corp., Class A(c)	276,165	9,861,852
Fox Corp., Class B	128,361	4,312,930
ViacomCBS, Inc., Class B	358,129	11,084,092
		38,009,195
Building Products–1.40%
A.O. Smith Corp.	202,536	16,010,471
Allegion PLC	98,228	12,144,910
Carrier Global Corp.	251,636	13,618,540
Fortune Brands Home & Security, Inc.	148,378	14,916,440
Johnson Controls International PLC	189,154	14,141,153
Masco Corp.	238,492	15,716,623
Trane Technologies PLC	74,708	13,944,248
		100,492,385
Cable & Satellite–0.47%
Charter Communications, Inc., Class A(b)	18,041	11,659,537
Comcast Corp., Class A	239,457	11,968,061
DISH Network Corp., Class A(b)(c)	332,159	10,379,969
		34,007,567
Casinos & Gaming–0.81%
Caesars Entertainment, Inc.(b)	136,288	12,275,460
Las Vegas Sands Corp.(b)	339,384	12,088,858
MGM Resorts International	335,772	13,289,856
Penn National Gaming, Inc.(b)(c)	177,920	9,114,842
Wynn Resorts Ltd.(b)(c)	139,844	11,328,762
		58,097,778
Commodity Chemicals–0.36%
Dow, Inc.	235,057	12,911,681
LyondellBasell Industries N.V., Class A	152,900	13,322,177
		26,233,858
Communications Equipment–1.11%
Arista Networks, Inc.(b)	161,856	20,079,855
Cisco Systems, Inc.	245,289	13,451,649
F5, Inc.(b)	69,964	15,922,407
Juniper Networks, Inc.	510,234	15,883,585
Motorola Solutions, Inc.	58,512	14,814,068
		80,151,564
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	127,524	13,627,215
Construction & Engineering–0.19%
Quanta Services, Inc.	122,623	13,952,045
Construction Machinery & Heavy Trucks–0.76%
Caterpillar, Inc.	69,264	13,392,195
Cummins, Inc.	60,860	12,765,385
PACCAR, Inc.	169,834	14,167,552
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	158,852	$14,101,292
		54,426,424
Construction Materials–0.43%
Martin Marietta Materials, Inc.	38,430	15,506,889
Vulcan Materials Co.	79,913	15,314,528
		30,821,417
Consumer Electronics–0.15%
Garmin Ltd.	82,274	10,986,870
Consumer Finance–0.73%
American Express Co.	89,464	13,625,367
Capital One Financial Corp.	91,281	12,827,719
Discover Financial Services	117,850	12,710,123
Synchrony Financial	300,081	13,440,628
		52,603,837
Copper–0.21%
Freeport-McMoRan, Inc.	400,220	14,840,158
Data Processing & Outsourced Services–2.07%
Automatic Data Processing, Inc.	70,705	16,325,077
Broadridge Financial Solutions, Inc.	83,548	14,083,686
Fidelity National Information Services, Inc.	114,709	11,987,091
Fiserv, Inc.(b)(c)	128,296	12,383,130
FleetCor Technologies, Inc.(b)	54,457	11,279,678
Global Payments, Inc.	85,350	10,160,064
Jack Henry & Associates, Inc.	84,002	12,737,223
Mastercard, Inc., Class A	40,875	12,872,355
Paychex, Inc.	128,738	15,345,570
PayPal Holdings, Inc.(b)	49,943	9,233,961
Visa, Inc., Class A	63,135	12,233,669
Western Union Co. (The)(c)	673,296	10,651,543
		149,293,047
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B	198,460	13,963,645
Constellation Brands, Inc., Class A	66,381	14,957,631
		28,921,276
Distributors–0.65%
Genuine Parts Co.	119,951	15,322,541
LKQ Corp.	280,130	15,659,267
Pool Corp.	28,777	15,945,911
		46,927,719
Diversified Banks–1.01%
Bank of America Corp.	352,615	15,680,789
Citigroup, Inc.	204,108	13,001,680
JPMorgan Chase & Co.	90,237	14,332,343
U.S. Bancorp	256,083	14,171,633
Wells Fargo & Co.	320,321	15,304,937
		72,491,382
Diversified Chemicals–0.19%
Eastman Chemical Co.	129,714	13,527,873
Diversified Support Services–0.41%
Cintas Corp.	35,173	14,849,689
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	99,140	$14,391,162
		29,240,851
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	287,155	12,864,544
Electric Utilities–2.81%
Alliant Energy Corp.	237,574	13,016,679
American Electric Power Co., Inc.	159,853	12,956,086
Duke Energy Corp.	137,594	13,347,994
Edison International	244,277	15,946,402
Entergy Corp.	126,965	12,739,668
Evergy, Inc.	212,923	13,478,026
Eversource Energy	160,758	13,225,561
Exelon Corp.	284,508	15,002,107
FirstEnergy Corp.	376,753	14,188,518
NextEra Energy, Inc.(e)	167,194	14,509,095
NRG Energy, Inc.	326,657	11,766,185
Pinnacle West Capital Corp.	190,473	12,390,269
PPL Corp.	479,561	13,346,183
Southern Co. (The)	214,466	13,103,872
Xcel Energy, Inc.	209,560	13,355,259
		202,371,904
Electrical Components & Equipment–0.97%
AMETEK, Inc.	108,869	14,860,618
Eaton Corp. PLC	88,533	14,347,658
Emerson Electric Co.	141,871	12,461,949
Generac Holdings, Inc.(b)	31,463	13,253,474
Rockwell Automation, Inc.	45,209	15,199,266
		70,122,965
Electronic Components–0.40%
Amphenol Corp., Class A	188,426	15,183,367
Corning, Inc.	365,691	13,563,479
		28,746,846
Electronic Equipment & Instruments–0.78%
Keysight Technologies, Inc.(b)	78,826	15,330,080
Teledyne Technologies, Inc.(b)	32,807	13,624,419
Trimble, Inc.(b)	151,255	12,988,267
Zebra Technologies Corp., Class A(b)	24,456	14,399,204
		56,341,970
Electronic Manufacturing Services–0.40%
IPG Photonics Corp.(b)	82,322	13,516,449
TE Connectivity Ltd.	97,660	15,032,804
		28,549,253
Environmental & Facilities Services–0.58%
Republic Services, Inc.	114,293	15,116,392
Rollins, Inc.	364,565	12,132,723
Waste Management, Inc.	91,938	14,771,679
		42,020,794
Fertilizers & Agricultural Chemicals–0.88%
CF Industries Holdings, Inc.	311,127	18,851,185
Corteva, Inc.	327,034	14,716,530
FMC Corp.	144,719	14,499,396
Mosaic Co. (The)(e)	446,817	15,290,078
		63,357,189
Shares		Value
Financial Exchanges & Data–1.60%
Cboe Global Markets, Inc.	112,571	$14,514,905
CME Group, Inc., Class A(c)	75,047	16,549,364
Intercontinental Exchange, Inc.	119,486	15,619,210
MarketAxess Holdings, Inc.	32,383	11,421,160
Moody’s Corp.	37,120	14,500,557
MSCI, Inc.	21,816	13,732,081
Nasdaq, Inc.	72,433	14,720,559
S&P Global, Inc.	31,538	14,372,813
		115,430,649
Food Distributors–0.18%
Sysco Corp.	185,473	12,990,529
Food Retail–0.19%
Kroger Co. (The)	332,782	13,820,436
Footwear–0.20%
NIKE, Inc., Class B	86,801	14,690,201
Gas Utilities–0.19%
Atmos Energy Corp.	152,489	13,772,806
General Merchandise Stores–0.69%
Dollar General Corp.	65,121	14,411,277
Dollar Tree, Inc.(b)	157,408	21,065,913
Target Corp.	58,067	14,159,057
		49,636,247
Gold–0.19%
Newmont Corp.	249,163	13,684,032
Health Care Distributors–0.75%
AmerisourceBergen Corp.	115,624	13,383,478
Cardinal Health, Inc.	268,834	12,428,196
Henry Schein, Inc.(b)	184,989	13,145,318
McKesson Corp.	70,043	15,182,521
		54,139,513
Health Care Equipment–2.85%
Abbott Laboratories	110,247	13,865,765
ABIOMED, Inc.(b)	39,312	12,374,631
Baxter International, Inc.	175,480	13,085,544
Becton, Dickinson and Co.	54,967	13,034,875
Boston Scientific Corp.(b)	319,384	12,158,949
DexCom, Inc.(b)	25,846	14,540,701
Edwards Lifesciences Corp.(b)	117,460	12,604,633
Hologic, Inc.(b)	177,519	13,265,995
IDEXX Laboratories, Inc.(b)	20,832	12,667,314
Intuitive Surgical, Inc.(b)	41,623	13,500,004
Medtronic PLC	108,279	11,553,369
ResMed, Inc.	48,038	12,242,484
STERIS PLC	67,712	14,797,103
Stryker Corp.	51,851	12,269,502
Teleflex, Inc.	38,128	11,340,030
Zimmer Biomet Holdings, Inc.	101,110	12,092,756
		205,393,655
Health Care Facilities–0.33%
HCA Healthcare, Inc.	55,316	12,478,736
Universal Health Services, Inc., Class B	96,315	11,435,480
		23,914,216
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–0.53%
Healthpeak Properties, Inc.	401,692	$13,199,599
Ventas, Inc.(c)	252,711	11,857,200
Welltower, Inc.	163,819	13,043,269
		38,100,068
Health Care Services–0.92%
Cigna Corp.	69,372	13,312,487
CVS Health Corp.	169,469	15,092,909
DaVita, Inc.(b)	115,399	10,905,206
Laboratory Corp. of America Holdings(b)	47,183	13,462,725
Quest Diagnostics, Inc.	91,646	13,625,927
		66,399,254
Health Care Supplies–0.49%
Align Technology, Inc.(b)	19,703	12,048,976
Cooper Cos., Inc. (The)	31,460	11,843,746
DENTSPLY SIRONA, Inc.	233,204	11,366,363
		35,259,085
Health Care Technology–0.19%
Cerner Corp.(c)	190,729	13,436,858
Home Furnishings–0.35%
Leggett & Platt, Inc.	304,195	12,286,436
Mohawk Industries, Inc.(b)	75,684	12,705,073
		24,991,509
Home Improvement Retail–0.47%
Home Depot, Inc. (The)	42,776	17,136,493
Lowe’s Cos., Inc.	69,494	16,997,538
		34,134,031
Homebuilding–0.83%
D.R. Horton, Inc.	158,497	15,485,157
Lennar Corp., Class A	142,368	14,955,758
NVR, Inc.(b)(c)	2,766	14,453,291
PulteGroup, Inc.	296,262	14,821,988
		59,716,194
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.(b)	888,045	13,942,307
Hotels, Resorts & Cruise Lines–1.30%
Booking Holdings, Inc.(b)	6,160	12,947,396
Carnival Corp.(b)(c)	624,168	10,997,840
Expedia Group, Inc.(b)(c)	97,666	15,733,016
Hilton Worldwide Holdings, Inc.(b)	111,458	15,054,632
Marriott International, Inc., Class A(b)	104,687	15,447,614
Norwegian Cruise Line Holdings Ltd.(b)(c)	577,463	11,266,303
Royal Caribbean Cruises Ltd.(b)(c)	174,102	12,155,802
		93,602,603
Household Appliances–0.20%
Whirlpool Corp.(c)	65,819	14,331,429
Household Products–0.98%
Church & Dwight Co., Inc.(c)	171,682	15,344,937
Clorox Co. (The)(c)	83,685	13,628,102
Colgate-Palmolive Co.	184,317	13,827,462
Kimberly-Clark Corp.	103,610	13,501,419
Procter & Gamble Co. (The)	98,521	14,244,166
		70,546,086
Shares		Value
Housewares & Specialties–0.17%
Newell Brands, Inc.	570,503	$12,248,699
Human Resource & Employment Services–0.21%
Robert Half International, Inc.	138,332	15,378,368
Hypermarkets & Super Centers–0.42%
Costco Wholesale Corp.	30,526	16,465,114
Walmart, Inc.	97,332	13,687,799
		30,152,913
Independent Power Producers & Energy Traders–0.19%
AES Corp. (The)	597,385	13,966,861
Industrial Conglomerates–0.74%
3M Co.	76,943	13,083,388
General Electric Co.	139,214	13,223,938
Honeywell International, Inc.	63,856	12,914,237
Roper Technologies, Inc.	29,960	13,905,934
		53,127,497
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	52,983	15,229,433
Linde PLC (United Kingdom)	45,741	14,552,042
		29,781,475
Industrial Machinery–2.13%
Dover Corp.	81,815	13,405,388
Fortive Corp.	188,551	13,928,262
IDEX Corp.	65,389	14,685,715
Illinois Tool Works, Inc.	64,904	15,067,464
Ingersoll Rand, Inc.	259,452	15,136,430
Otis Worldwide Corp.	156,817	12,608,087
Parker-Hannifin Corp.	49,990	15,099,979
Pentair PLC	185,546	13,672,885
Snap-on, Inc.	64,945	13,372,825
Stanley Black & Decker, Inc.	76,171	13,311,644
Xylem, Inc.	105,700	12,801,327
		153,090,006
Industrial REITs–0.45%
Duke Realty Corp.	279,800	16,320,734
Prologis, Inc.	106,262	16,018,997
		32,339,731
Insurance Brokers–1.03%
Aon PLC, Class A	48,579	14,368,211
Arthur J. Gallagher & Co.	98,555	16,054,609
Brown & Brown, Inc.	245,799	15,831,914
Marsh & McLennan Cos., Inc.	88,483	14,512,982
Willis Towers Watson PLC	60,029	13,556,949
		74,324,665
Integrated Oil & Gas–0.68%
Chevron Corp.	147,807	16,682,976
Exxon Mobil Corp.	263,057	15,741,331
Occidental Petroleum Corp.	568,447	16,854,454
		49,278,761
Integrated Telecommunication Services–0.35%
AT&T, Inc.	522,436	11,927,214
Verizon Communications, Inc.	261,844	13,162,898
		25,090,112
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–0.53%
Activision Blizzard, Inc.	178,300	$10,448,380
Electronic Arts, Inc.	97,842	12,153,933
Take-Two Interactive Software, Inc.(b)	92,242	15,301,103
		37,903,416
Interactive Media & Services–0.66%
Alphabet, Inc., Class A(b)	2,579	7,319,073
Alphabet, Inc., Class C(b)	2,441	6,954,507
Match Group, Inc.(b)	86,383	11,228,926
Meta Platforms, Inc., Class A(b)	37,496	12,165,952
Twitter, Inc.(b)	230,666	10,135,464
		47,803,922
Internet & Direct Marketing Retail–0.63%
Amazon.com, Inc.(b)	4,093	14,354,438
eBay, Inc.	195,698	13,201,787
Etsy, Inc.(b)(c)	65,431	17,966,044
		45,522,269
Internet Services & Infrastructure–0.41%
Akamai Technologies, Inc.(b)(c)	126,863	14,297,460
VeriSign, Inc.(b)	64,202	15,402,702
		29,700,162
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	198,765	15,382,423
Goldman Sachs Group, Inc. (The)	35,193	13,408,181
Morgan Stanley	137,037	12,993,848
Raymond James Financial, Inc.	156,915	15,423,176
		57,207,628
IT Consulting & Other Services–0.95%
Accenture PLC, Class A	41,529	14,842,465
Cognizant Technology Solutions Corp., Class A	186,202	14,520,032
DXC Technology Co.(b)	413,145	12,390,218
Gartner, Inc.(b)	45,271	14,135,870
International Business Machines Corp.	108,157	12,665,185
		68,553,770
Leisure Products–0.20%
Hasbro, Inc.(c)	144,867	14,039,061
Life & Health Insurance–1.17%
Aflac, Inc.	259,785	14,064,760
Globe Life, Inc.	154,295	13,352,689
Lincoln National Corp.(c)	216,990	14,392,947
MetLife, Inc.	233,665	13,706,789
Principal Financial Group, Inc.	218,896	15,011,887
Prudential Financial, Inc.	136,865	13,995,815
		84,524,887
Life Sciences Tools & Services–2.18%
Agilent Technologies, Inc.	80,121	12,090,259
Bio-Rad Laboratories, Inc., Class A(b)	17,314	13,040,905
Bio-Techne Corp.	27,477	12,969,968
Charles River Laboratories International, Inc.(b)	32,199	11,780,648
Danaher Corp.	43,031	13,840,491
Illumina, Inc.(b)	30,989	11,321,211
IQVIA Holdings, Inc.(b)	54,509	14,124,917
Mettler-Toledo International, Inc.(b)	8,907	13,486,356
Shares		Value
Life Sciences Tools & Services–(continued)
PerkinElmer, Inc.	75,915	$13,828,676
Thermo Fisher Scientific, Inc.	24,826	15,710,638
Waters Corp.(b)	33,795	11,087,126
West Pharmaceutical Services, Inc.	30,934	13,693,244
		156,974,439
Managed Health Care–0.88%
Anthem, Inc.	39,718	16,134,643
Centene Corp.(b)	237,733	16,976,514
Humana, Inc.	35,324	14,825,836
UnitedHealth Group, Inc.	35,156	15,616,998
		63,553,991
Metal & Glass Containers–0.19%
Ball Corp.	149,739	13,993,110
Movies & Entertainment–0.61%
Live Nation Entertainment, Inc.(b)	164,961	17,593,091
Netflix, Inc.(b)	23,717	15,223,942
Walt Disney Co. (The)(b)	77,123	11,175,123
		43,992,156
Multi-line Insurance–0.56%
American International Group, Inc.	260,834	13,719,869
Assurant, Inc.	84,558	12,861,272
Hartford Financial Services Group, Inc. (The)	205,973	13,614,815
		40,195,956
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	51,152	14,153,247
Multi-Utilities–1.88%
Ameren Corp.	163,197	13,315,243
CenterPoint Energy, Inc.	541,565	14,031,949
CMS Energy Corp.	223,233	13,137,262
Consolidated Edison, Inc.	190,116	14,760,606
Dominion Energy, Inc.	183,697	13,079,227
DTE Energy Co.	119,557	12,952,806
NiSource, Inc.	576,994	14,142,123
Public Service Enterprise Group, Inc.	228,513	14,279,777
Sempra Energy	107,176	12,847,187
WEC Energy Group, Inc.	149,645	13,008,640
		135,554,820
Office REITs–0.59%
Alexandria Real Estate Equities, Inc.	71,108	14,226,577
Boston Properties, Inc.(c)	131,345	14,164,245
Vornado Realty Trust(c)	352,615	14,153,966
		42,544,788
Oil & Gas Equipment & Services–0.62%
Baker Hughes Co., Class A	595,131	13,890,358
Halliburton Co.	727,078	15,697,614
Schlumberger N.V.	530,239	15,207,254
		44,795,226
Oil & Gas Exploration & Production–2.29%
APA Corp.	759,756	19,578,912
ConocoPhillips	254,797	17,868,914
Coterra Energy, Inc.	775,099	15,563,988
Devon Energy Corp.	505,871	21,276,934
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Diamondback Energy, Inc.	189,230	$20,196,518
EOG Resources, Inc.	211,496	18,400,152
Hess Corp.	209,529	15,614,101
Marathon Oil Corp.	1,259,967	19,516,889
Pioneer Natural Resources Co.	93,988	16,759,940
		164,776,348
Oil & Gas Refining & Marketing–0.63%
Marathon Petroleum Corp.	249,689	15,193,575
Phillips 66	213,917	14,796,639
Valero Energy Corp.	223,936	14,990,276
		44,980,490
Oil & Gas Storage & Transportation–0.63%
Kinder Morgan, Inc.	889,156	13,746,352
ONEOK, Inc.	270,524	16,188,156
Williams Cos., Inc. (The)	584,836	15,667,756
		45,602,264
Packaged Foods & Meats–2.32%
Campbell Soup Co.(c)	329,080	13,271,796
Conagra Brands, Inc.	429,127	13,109,830
General Mills, Inc.	243,023	15,011,531
Hershey Co. (The)	81,113	14,396,746
Hormel Foods Corp.	335,613	13,894,378
JM Smucker Co. (The)	117,295	14,834,299
Kellogg Co.	226,328	13,846,747
Kraft Heinz Co. (The)	390,857	13,136,704
Lamb Weston Holdings, Inc.	234,747	12,188,064
McCormick & Co., Inc.	165,982	14,244,575
Mondelez International, Inc., Class A	235,760	13,895,694
Tyson Foods, Inc., Class A	189,837	14,989,530
		166,819,894
Paper Packaging–1.07%
Amcor PLC	1,154,456	13,068,442
Avery Dennison Corp.	63,287	12,978,265
International Paper Co.	257,064	11,701,553
Packaging Corp. of America	93,530	12,214,083
Sealed Air Corp.	244,487	15,187,532
WestRock Co.	273,758	11,878,360
		77,028,235
Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	42,298	14,045,897
Pharmaceuticals–1.73%
Bristol-Myers Squibb Co.	224,929	12,062,942
Catalent, Inc.(b)	103,151	13,271,408
Eli Lilly and Co.	59,289	14,706,043
Johnson & Johnson	85,044	13,260,911
Merck & Co., Inc.	193,326	14,482,051
Organon & Co.	419,121	12,250,907
Pfizer, Inc.	311,467	16,735,122
Viatris, Inc.	1,028,973	12,666,657
Zoetis, Inc.	68,598	15,231,500
		124,667,541
Property & Casualty Insurance–1.34%
Allstate Corp. (The)	107,942	11,735,454
Chubb Ltd.	78,782	14,139,005
Shares		Value
Property & Casualty Insurance–(continued)
Cincinnati Financial Corp.	120,972	$13,778,711
Loews Corp.	265,467	14,191,866
Progressive Corp. (The)	152,489	14,172,328
Travelers Cos., Inc. (The)	90,814	13,345,117
W.R. Berkley Corp.	197,962	15,171,808
		96,534,289
Publishing–0.20%
News Corp., Class A	497,119	10,747,713
News Corp., Class B	154,752	3,334,905
		14,082,618
Railroads–0.86%
CSX Corp.	458,798	15,901,939
Kansas City Southern	50,714	14,750,167
Norfolk Southern Corp.	57,454	15,240,822
Union Pacific Corp.	68,347	16,105,287
		61,998,215
Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	146,526	14,003,490
Regional Banks–2.79%
Citizens Financial Group, Inc.	331,385	15,664,569
Comerica, Inc.	195,052	16,097,642
Fifth Third Bancorp	367,300	15,481,695
First Republic Bank	71,879	15,070,151
Huntington Bancshares, Inc.	925,070	13,728,039
KeyCorp	714,636	16,036,432
M&T Bank Corp.	104,594	15,334,526
People’s United Financial, Inc.	888,045	15,132,287
PNC Financial Services Group, Inc. (The)	74,088	14,595,336
Regions Financial Corp.	728,196	16,566,459
SVB Financial Group(b)	24,002	16,617,305
Truist Financial Corp.	257,242	15,257,023
Zions Bancorporation N.A.	247,469	15,610,344
		201,191,808
Reinsurance–0.20%
Everest Re Group Ltd.(c)	55,611	14,257,548
Research & Consulting Services–1.21%
Equifax, Inc.	52,038	14,500,389
IHS Markit Ltd.	117,528	15,022,429
Jacobs Engineering Group, Inc.	106,509	15,183,923
Leidos Holdings, Inc.(c)	146,028	12,837,322
Nielsen Holdings PLC	713,918	13,678,669
Verisk Analytics, Inc.	69,081	15,534,244
		86,756,976
Residential REITs–1.05%
AvalonBay Communities, Inc.	63,519	15,172,784
Equity Residential	174,424	14,880,111
Essex Property Trust, Inc.	44,106	14,971,341
Mid-America Apartment Communities, Inc.	74,937	15,455,756
UDR, Inc.(c)	269,191	15,271,205
		75,751,197
Restaurants–1.13%
Chipotle Mexican Grill, Inc.(b)(c)	7,469	12,274,629
Darden Restaurants, Inc.	95,518	13,176,708
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Domino’s Pizza, Inc.	27,794	$14,567,947
McDonald’s Corp.	59,369	14,521,658
Starbucks Corp.	118,986	13,045,625
Yum! Brands, Inc.	109,321	13,428,992
		81,015,559
Retail REITs–1.06%
Federal Realty Investment Trust(c)	120,583	14,791,917
Kimco Realty Corp.	672,340	15,073,863
Realty Income Corp.	215,668	14,648,171
Regency Centers Corp.	214,369	14,864,346
Simon Property Group, Inc.	111,023	16,968,755
		76,347,052
Semiconductor Equipment–1.23%
Applied Materials, Inc.	103,769	15,273,759
Enphase Energy, Inc.(b)	89,747	22,436,750
KLA Corp.	40,504	16,530,898
Lam Research Corp.	23,740	16,139,639
Teradyne, Inc.	117,382	17,944,186
		88,325,232
Semiconductors–3.12%
Advanced Micro Devices, Inc.(b)	134,979	21,376,624
Analog Devices, Inc.	83,558	15,061,330
Broadcom, Inc.	28,505	15,782,648
Intel Corp.	263,741	12,976,057
Microchip Technology, Inc.	180,338	15,045,599
Micron Technology, Inc.	193,194	16,228,296
Monolithic Power Systems, Inc.	28,743	15,908,101
NVIDIA Corp.	63,172	20,642,083
NXP Semiconductors N.V. (China)	66,942	14,952,165
Qorvo, Inc.(b)	79,196	11,580,831
QUALCOMM, Inc.	99,522	17,969,692
Skyworks Solutions, Inc.	80,075	12,144,175
Texas Instruments, Inc.	74,481	14,327,910
Xilinx, Inc.	91,576	20,920,537
		224,916,048
Soft Drinks–0.56%
Coca-Cola Co. (The)	255,347	13,392,950
Monster Beverage Corp.(b)	148,038	12,402,624
PepsiCo, Inc.	91,340	14,594,305
		40,389,879
Specialized REITs–1.78%
American Tower Corp.	48,318	12,682,509
Crown Castle International Corp.	75,387	13,694,048
Digital Realty Trust, Inc.	91,393	15,330,262
Equinix, Inc.	16,824	13,664,453
Extra Space Storage, Inc.	75,915	15,183,000
Iron Mountain, Inc.(c)	301,995	13,722,653
Public Storage	43,931	14,382,131
SBA Communications Corp., Class A	40,246	13,836,575
Weyerhaeuser Co.	409,099	15,386,213
		127,881,844
Specialty Chemicals–1.42%
Albemarle Corp.	58,878	15,690,398
Celanese Corp.	92,682	14,028,348
DuPont de Nemours, Inc.	201,444	14,898,798
Shares		Value
Specialty Chemicals–(continued)
Ecolab, Inc.	62,875	$13,924,926
International Flavors & Fragrances, Inc.	96,211	13,678,318
PPG Industries, Inc.	92,791	14,305,588
Sherwin-Williams Co. (The)	47,232	15,645,128
		102,171,504
Specialty Stores–0.42%
Tractor Supply Co.	69,317	15,619,199
Ulta Beauty, Inc.(b)	37,884	14,545,562
		30,164,761
Steel–0.19%
Nucor Corp.	126,501	13,441,996
Systems Software–1.01%
Fortinet, Inc.(b)	45,733	15,188,387
Microsoft Corp.	48,018	15,874,270
NortonLifeLock, Inc.	520,904	12,944,464
Oracle Corp.	158,339	14,367,681
ServiceNow, Inc.(b)	21,914	14,193,698
		72,568,500
Technology Distributors–0.19%
CDW Corp.	71,719	13,580,710
Technology Hardware, Storage & Peripherals–1.29%
Apple, Inc.	95,320	15,756,396
Hewlett Packard Enterprise Co.	992,301	14,239,519
HP, Inc.	507,137	17,891,793
NetApp, Inc.	153,811	13,670,722
Seagate Technology Holdings PLC	169,206	17,372,380
Western Digital Corp.(b)	244,951	14,167,966
		93,098,776
Tobacco–0.33%
Altria Group, Inc.	280,628	11,965,978
Philip Morris International, Inc.	137,103	11,782,632
		23,748,610
Trading Companies & Distributors–0.64%
Fastenal Co.	265,021	15,681,293
United Rentals, Inc.(b)	41,606	14,093,616
W.W. Grainger, Inc.	34,197	16,462,778
		46,237,687
Trucking–0.46%
J.B. Hunt Transport Services, Inc.	81,711	15,619,875
Old Dominion Freight Line, Inc.	48,719	17,303,527
		32,923,402
Water Utilities–0.18%
American Water Works Co., Inc.	76,842	12,953,256
Wireless Telecommunication Services–0.16%
T-Mobile US, Inc.(b)	108,553	11,811,652
Total Common Stocks & Other Equity Interests (Cost $3,312,554,122)		7,098,828,753
Money Market Funds–1.37%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	34,612,416	34,612,416
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	24,869,923	24,877,384
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	39,557,046	$39,557,046
Total Money Market Funds (Cost $99,046,846)		99,046,846
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $3,411,600,968)		7,197,875,599
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.75%
Invesco Private Government Fund, 0.02%(d)(f)(g)	59,038,939	59,038,939
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.11%(d)(f)(g)	138,717,255	$138,758,868
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $197,804,569)		197,797,807
TOTAL INVESTMENTS IN SECURITIES–102.71% (Cost $3,609,405,537)		7,395,673,406
OTHER ASSETS LESS LIABILITIES—(2.71)%		(195,387,553)
NET ASSETS–100.00%		$7,200,285,853
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Invesco Ltd.	$12,731,529	$2,681,149	$(709,878)	$(1,795,780)	$(17,496)	$12,889,524	$99,434
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	27,770,590	47,087,915	(40,246,089)	-	-	34,612,416	1,267
Invesco Liquid Assets Portfolio, Institutional Class	20,025,665	33,600,508	(28,747,207)	(3)	(1,579)	24,877,384	361
Invesco Treasury Portfolio, Institutional Class	31,737,817	53,814,760	(45,995,531)	-	-	39,557,046	571
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	54,345,079	313,565,027	(308,871,167)	-	-	59,038,939	3,575*
Invesco Private Prime Fund	137,162,094	671,283,774	(669,661,165)	(6,763)	(19,072)	138,758,868	44,419*
Total	$283,772,774	$1,122,033,133	$(1,094,231,037)	$(1,802,546)	$(38,147)	$309,734,177	$149,627

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	465	December-2021	$106,165,313	$(1,732,185)	$(1,732,185)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,098,828,753	$—	$—	$7,098,828,753
Money Market Funds	99,046,846	197,797,807	—	296,844,653
Total Investments in Securities	7,197,875,599	197,797,807	—	7,395,673,406
Other Investments - Liabilities*
Futures Contracts	(1,732,185)	—	—	(1,732,185)
Total Investments	$7,196,143,414	$197,797,807	$—	$7,393,941,221

*	Unrealized appreciation (depreciation).
Invesco Equally-Weighted S&P 500 Fund